INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details 3)	12 Months Ended
Dec. 31, 2019 USD ($)
INVESTMENTS, ACQUISITIONS, GOODWILL AND INTANGIBLE ASSETS
Net revenue	$ 4,098,382
Net loss	$ (8,125,411)